PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Plant and equipment, net consist of the following:
	September 30,
	2014	2015
	RMB	RMB

Plant and building	252,837	252,664
Machinery and equipment	158,640	163,013
Furniture and office equipment	10,776	12,955
Motor vehicles	10,979	9,963

Total	433,232	438,595
Accumulated depreciation	(98,442)	(118,064)
Construction in progress	3,736	4,374

Plant and equipment, net	338,526	324,905